RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Operations (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction costs allocable to warrant liabilities					$ (4,078)
Change in fair value of warrant liabilities	$ 1,191,900	$ (164,400)	$ (1,356,300)	$ 945,300	(616,500)	$ (411,000)	$ (575,400)	$ (1,479,600)
Net income (loss)	$ 1,028,313	$ (224,706)	$ (1,301,788)	$ 1,291,894	$ (378,919)	$ (9,894)	$ (234,600)	$ (1,531,192)
Basic and diluted net loss per ordinary share, non-redeemable		$ (0.07)	$ (0.40)	$ 0.21	$ (0.22)	$ (0.19)	$ (0.26)	$ (0.63)
Restatement Of Warrants As Derivative Liabilities | As Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		$ (60,306)	$ 54,512	$ 346,594	$ 241,659	$ 401,106	$ 340,800	$ (51,592)
Basic and diluted net loss per ordinary share, non-redeemable		$ (0.30)	$ (0.02)	$ (0.06)	$ (0.05)	$ (0.08)	$ (0.10)	$ (0.22)
Restatement Of Warrants As Derivative Liabilities | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Transaction costs allocable to warrant liabilities					$ (4,078)
Change in fair value of warrant liabilities		$ (164,400)	$ (1,356,300)	$ 945,300	(616,500)	$ (411,000)	$ (575,400)	$ (1,479,600)
Net income (loss)		$ (164,400)	$ (1,356,300)	$ 945,300	$ (620,578)	$ (411,000)	$ (575,400)	$ (1,479,600)
Basic and diluted net loss per ordinary share, non-redeemable		$ 0.23	$ (0.38)	$ 0.27	$ (0.17)	$ (0.11)	$ (0.16)	$ (0.41)